Operating Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense
Operating lease cost	¥ 46,092,000	¥ 40,926,000
Lease cost for leases with terms less than one year	856,000	1,542,000
Total lease cost	46,948,000	42,468,000
Variable lease cost	0	0
Sublease income	¥ 0	¥ 0